Property and Equipment, net (Details) - Schedule of property and equipment net - Ambulnz, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,072,700	$ 14,975,210	$ 10,517,023
Less: accumulated depreciation	(7,602,103)	(5,869,613)	(4,138,317)
Property and equipment, net	10,470,597	9,105,597	6,378,706
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,678,072	1,044,555	815,470
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	498,784	200,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37,800	37,800
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,765,294	10,418,045
Medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,476,304	2,681,510
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 616,446	$ 593,300	$ 579,200